Schedule of Warrants (Details)	12 Months Ended
	Jun. 30, 2024 CAD ($) Integer $ / shares	Jun. 30, 2023 Integer	Mar. 01, 2023 $ / shares	Nov. 04, 2022 $ / shares	Oct. 03, 2022 $ / shares
Disclosure of classes of share capital [line items]
Exercise price			$ 0.75	$ 0.75	$ 0.10
Outstanding and exercisable | $	$ 7,873,000
Weighted average exercise price	$ 0.38
Weighted average remaining contractual life	3 years 4 months 6 days
Outstanding and exercisable one [member]
Disclosure of classes of share capital [line items]
Date granted	Oct. 03, 2022
Expiry	Jun. 10, 2027
Exercise price	$ 0.10
Outstanding and exercisable | $	$ 2,500,000
Outstanding and exercisable two [member]
Disclosure of classes of share capital [line items]
Date granted	Mar. 01, 2023
Expiry	Mar. 01, 2026
Exercise price	$ 0.75
Outstanding and exercisable | $	$ 373,000
Outstanding and exercisable three [member]
Disclosure of classes of share capital [line items]
Date granted	Mar. 01, 2023
Expiry	Mar. 01, 2028
Exercise price	$ 0.50
Outstanding and exercisable | $	$ 5,000,000
Warrants [member]
Disclosure of classes of share capital [line items]
Balance | Integer	7,983,000
Granted | Integer		7,983,000
Exercised | Integer	(110,000)
Balance | Integer	7,873,000	7,983,000
Exercise price			$ 0.50